Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	This Amendment No.2 to the Registration Statement on Form S-4 (File No. 333-274798) (“Amendment No.2”) is being filed with the Securities and Exchange Commission (the “Commission”) by IMAC Holdings, Inc., a Delaware corporation, to correct Amendment No.1 to the Registration Statement, as filed with the Commission on November 9, 2023 (“Amendment No.1”), which was incorrectly filed. This Amendment No.2 shall replace and supersede Amendment No.1 in its entirety.
Entity Registrant Name	IMAC Holdings, Inc.
Entity Central Index Key	0001729944
Entity Tax Identification Number	83-0784691
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3401 Mallory Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(844) 266-4622
Local Phone Number	266-4622
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3401 Mallory Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
Contact Personnel Name	Jeffrey S. Ervin